Note Payable	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Note Payable

Note 8 Note Payable

The Company has one note payable that is accruing interest at 5% per annum. The note is unsecured and matures on June 30, 2021.

	September 30, 2020	December 31, 2019

Note payable bearing interest at 5%	$20,000	$-
Accrued interest thereon	236	-
	$20,236	$-